Summary of Significant Accounting Policies - Summary of Exchange Rates (Detail)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Argentinean Peso [member]
Disclosure Of Exchange Rates [Line Items]
Closing rate	28.862046		18.774210
Average rate	20.303664	15.675828
Australian Dollar [member]
Disclosure Of Exchange Rates [Line Items]
Closing rate	1.354179		1.279580
Average rate	1.289543	1.330681
Brazilian Real [member]
Disclosure Of Exchange Rates [Line Items]
Closing rate	3.855815		3.308005
Average rate	3.366036	3.183660
Canadian Dollar [member]
Disclosure Of Exchange Rates [Line Items]
Closing rate	1.324585		1.253982
Average rate	1.274137	1.338806
Colombian Peso [member]
Disclosure Of Exchange Rates [Line Items]
Closing rate	2,937.600000		2,988.600000
Average rate	2,871.140000	2,923.890000
Chinese Yuan [member]
Disclosure Of Exchange Rates [Line Items]
Closing rate	6.619490		6.507500
Average rate	6.370323	6.882250
Euro [member]
Disclosure Of Exchange Rates [Line Items]
Closing rate	0.857780		0.833819
Average rate	0.826887	0.923949
Mexican Peso [member]
Disclosure Of Exchange Rates [Line Items]
Closing rate	19.863375		19.735828
Average rate	18.960515	19.517713
Pound Sterling [member]
Disclosure Of Exchange Rates [Line Items]
Closing rate	0.760036		0.739790
Average rate	0.726980	0.791875
Peruvian Nuevo Sol [member]
Disclosure Of Exchange Rates [Line Items]
Closing rate	3.289942		3.244558
Average rate	3.243686	3.276519
Russian Ruble [member]
Disclosure Of Exchange Rates [Line Items]
Closing rate	63.295455		57.631946
Average rate	59.954104	57.627955
South Korea [member]
Disclosure Of Exchange Rates [Line Items]
Closing rate	1,112.560000		1,067.630000
Average rate	1,072.490000	1,142.090000
South African Rand [member]
Disclosure Of Exchange Rates [Line Items]
Closing rate	13.766109		12.345193
Average rate	12.124443	13.293656
Turkish Lira [member]
Disclosure Of Exchange Rates [Line Items]
Closing rate	4.579272		3.790879
Average rate	3.962502	3.604220
Ukrainian Hryvnia [member]
Disclosure Of Exchange Rates [Line Items]
Closing rate	26.189357		28.068098
Average rate	27.502395	26.786565